Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Administrative Expenses [Abstract]
Administrative Expenses
	For the year ended December 31,
	2020	2019	2018
Personnel expenses	1,013	1,006	778
Audit fees	143	98	103
Travelling expenses	1	3	5
Consulting fees	243	191	76
Communication	12	7	9
Stationery	3	2	2
Greek tax authorities (note 19)	130	116	118
Other	346	160	265
Total	1,891	1,583	1,356